Shareholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Equity [Abstract]
SHAREHOLDERS' EQUITY

6 — SHAREHOLDERS' EQUITY

Common Stock Issuances

On January 22, 2019, the Company issued 250,000 unregistered shares of common stock upon the exercise of the warrant to purchase 300,000 shares of common stock at an exercise price of $3.75 per share for a cash payment of $468,750 and the cashless exercise of the remaining warrant.

On January 31, 2019, the Company issued 22,311 unregistered shares of common stock upon the full cashless exercise of a warrant to purchase 65,130 shares of common stock at an exercise price of $4.99 per share.

On February 22, 2019, the Company concluded a follow-on offering of 2,475,000 shares of common stock and warrants to purchase 1,856,250 shares of common stock at an exercise price of $4.0625 per share. The shares of common stock and accompanying warrants were sold to the public at a price of $3.25 per share and warrant. The underwriters were granted an over-allotment option to purchase up to 371,250 shares of common stock and warrants to purchase 278,437 shares of common stock at a price of $3.25 per share of common stock and warrant. The underwriters partially exercised their over-allotment option by purchasing 370,000 shares of common stock and warrants to purchase 277,500 shares common stock. Gross proceeds of the offering, totaled $9,246,249, which after offering expenses, resulted in net proceeds of $8,195,673.

On March 3, 2020, the Compensation Committee of Board of Directors of the Company awarded the Company's executive officers, William B. Stilley, Chief Executive Officer, and Joseph Truluck, Chief Financial Officer, performance bonuses for 2019, partially paid in common stock of the Company to preserve cash, of $42,000 and $21,000 in cash, respectively, and 54,167 and 27,084 shares of the Company's common stock, respectively, which shares are subject to a six-month contractual restriction on sale. Of the $180,002 total cost of these bonuses, $150,000 were recognized in the year ended December 31, 2019 as expected under these executives' contracts, and the remaining $30,002 in bonus was recognized as time of issue as Board discretionary. The cost of the equity component of these issuances was recorded as contributed equity of $117,001.

During the three months ended March 31, 2020, the Company issued 180,000 shares of common stock to consultants for services rendered at a total cost of $210,300.

2017 Equity Incentive Plan

On October 9, 2017, the Company adopted the Adial Pharmaceuticals, Inc. 2017 Equity Incentive Plan (the "2017 equity incentive plan"); which became effective on July 31, 2018. Initially, the aggregate number of shares of our common stock that may be issued pursuant to stock awards under the 2017 equity incentive plan was 1,750,000 shares. On August 16, by a vote of the shareholders, the number of shares issuable under the plan was increased to 3,500,000. At March 31, 2020, we had issued 614,438 shares and had outstanding 2,481,191 options to purchase shares of our common stock under the 2017 equity incentive plan.

Stock Options

The following table provides the stock option activity for the three months ended March 31, 2020:

	Total Options Outstanding	Weighted Average Remaining Term (Years)	Weighted Average Exercise Price	Weighted Average Fair Value at Issue
Outstanding December 31, 2019	1,661,466	9.14	3.38	2.38
Issued	1,100,000		1.44	1.13
Cancelled	(140,589)		3.30	2.54
Outstanding March 31, 2020	2,620,877	8.49	2.57	1.84
Outstanding March 31, 2020, vested and exercisable	697,960	7.12	$3.50	$2.57

At March 31, 2020, the intrinsic value totals of the outstanding options were $0.

The Company used the Black Scholes valuation model to determine the fair value of the options issued, using the following key assumptions for the three months ended March 31, 2020 and 2019:

March 31, 2020
Fair Value per Share	$1.44
Expected Term	5.75 years
Expected Dividend	$0
Expected Volatility	102.4%
Risk free rate	0.72%

Compensation expense associated with issuance of options was recognized using the straight-line method over the requisite service period. During the three months ended March 31, 2020, 1,100,000 options to purchase shares of common stock were issued at a cost of $1.13 per option, for a total cost of $1,243,000 to be amortized over a service a weighted average period of three years. As of March 31, 2020, $3,305,359 in further compensation expense resulting from issued options remained to be recognized over a weighted average remaining service period of 2.57 years.

The components of stock-based compensation expense included in the Company's Statements of Operations for the three months ended March 31, 2020 and 2019 are as follows:

	Three months ended March 31
	2020	2019
Research and development options expense	86,439	43,174
Total research and development expenses	86,439	43,174
General and administrative options expense	255,568	85,976
Stock issued to consultants and employees	228,626	154,854
Total general and administrative expenses	484,194	240,830
Total stock-based compensation expense	$570,633	$284,004

Stock Warrants

The following table provides the activity in warrants for the respective periods.

	Total Warrants	Weighted Average Remaining Term (Years)	Weighted Average Exercise Price	Average Intrinsic Value
Outstanding December 31, 2019	6,669,274	4.23	$5.38	0.03
Issued	–	NA	NA	NA
Exercised	–	NA	NA	NA
Outstanding March 31, 2020	6,669,274	3.98	$5.38	0.01

During the three months ended March 31, 2020, no warrants to purchase shares of common stock were either issued or exercised.

9 — SHAREHOLDERS' EQUITY

Equity Issuances/Repurchases

On April 1, 2018, the Company issued 292,309 shares of common stock to Company officers and a director in compensation for termination, by mutual agreement of the Performance Bonus Plan. At the time of this issuance, the company recognized an stock-based compensation expense of $1,461,545.

On July 31, 2018, the Company concluded its initial public offering of 1,464,000 units, each unit consisting of one share of common stock and a warrant for the purchase of one share of common stock with an exercise price of $6.25 (the "Offering Warrants"). The units were sold to the public at a price of $5.00 per unit. The underwriters were granted an overallotment option to purchase up to 219,600 shares of common stock at $4.99 per share and up to 219,600 Offering Warrants for $0.01 per Offering Warrant. The underwriters exercised their overallotment option to purchase 170,652 Offering Warrants for $1,707. The Company also issued 58,560 warrants to the underwriter as compensation. Gross proceeds of the offering, totaled $7,321,706, which after offering expenses, resulted in net proceeds of $6,267,932.

On July 31, 2018 the Company issued 700,855 shares of common stock as part of units to holders of the 2016 Convertible Notes upon conversion of the 2016 Convertible Notes at consummation of the IPO, resulting in $545,307 recorded in equity upon conversion.

On July 31, 2018, the Company issued 388,860 shares of common stock and 444,608 warrants to consultants, employees, and contractors on consummation of the IPO, which resulted in stock-based compensation expenses of $3,436,406.

On July 31, 2018, the Company issued 442,220 shares of common stock, 480,600 warrants in units and 497,330 warrants in common stock resulting in $4,132,398 recorded in equity due to stock and warrants issuances in connection with debt settlements.

On November 26, 2018, the Company issued 100,000 shares of common stock to a consultant at the market price of $1.66 per share for a total cost of $166,000.

On December 15, 2018, the Company issued 18,750 shares of common stock to a consultant at the market price of $2.80 per share for a total cost of $52,500.

On December 26, 2018, the Company issued 25,000 shares of common stock on exercise of 25,000 previously issued tradeable warrants for the warrant exercise price of $6.25 per share, for a total cash receipt of $156,250.

On January 22, 2019, the Company issued 250,000 unregistered shares of common stock upon the exercise of the warrant to purchase 300,000 shares of common stock at an exercise price of $3.75 per share for a cash payment of $468,750 and the cashless exercise of the remaining warrant.

On January 31, 2019, the Company issued 22,311 unregistered shares of common stock upon the full cashless exercise of a warrant to purchase 65,130 shares of common stock at an exercise price of $4.99 per share.

On February 22, 2019, the Company concluded the Follow-on Offering of 2,475,000 shares of common stock and warrants to purchase 1,856,250 shares of common stock at an exercise price of $4.0625 per share. The shares of common stock and accompanying warrants were sold to the public at a price of $3.25 per share and warrant. The underwriters were granted an over-allotment option to purchase up to 371,250 shares of common stock and warrants to purchase 278,437 shares of common stock at a price of $3.25 per share of common stock and warrant. The underwriters partially exercised their over-allotment option by purchasing 370,000 shares of common stock and warrants to purchase 277,500 shares common stock. Gross proceeds of the offering, totaled $9,246,249, which after offering expenses, resulted in net proceeds of $8,195,673.

During the year ended December 31, 2019, 93,100 previously-registered shares of common stock were issued as a result of the exercise of tradeable warrants to purchase 93,100 shares of common stock at an exercise price of $6.25 per share for cash payments of $581,875 and 61,005 unregistered shares of common stock were issued as a result of the exercise of at an exercise price of $0.005 per share for cash payments of $325.

During the year ended December 31, 2019, the Company issued 184,437 shares of common stock to consultants for services rendered at a total cost of $440,745.

Stock Options

The following table provides the activity in options for the respective periods:

	Total Options Outstanding	Weighted Average Remaining Term (Years)	Weighted Average Exercise Price	Weighted Average Fair Value at Issue
Outstanding December 31, 2017	174,282	9.50	5.70	4.84
Issued	68,900	10.00	$2.80	$2.21
Outstanding December 31, 2018	243,182	8.93	$4.88	$4.09
Issued	1,452,880	10.00	3.19	2.21
Cancelled	(34,596)	8.35	5.70	4.23
Outstanding December 31, 2019	1,661,466	9.14	3.38	2.38
Outstanding December 31, 2019, vested and exercisable	488,573	8.30	$3.66	$2.73

At December 31, 2019, the intrinsic value totals of the outstanding options were $83,845.

The Company used the Black Scholes valuation model to determine the fair value of the options issued, using the following key assumptions for the years ended December 31, 2019 and 2018:

	2019	2018
Fair Value per Share	$1.45-3.39	$2.80
Expected Term	1.46-5.75 years	6.5 years
Expected Dividend	$0	$0
Expected Volatility	97.37-101.09%	95.77%
Risk free rate	2.32-2.51%	2.79%

Compensation expense associated with issuance of options was recognized using the straight-line method over the requisite service period. During the years ended December 31, 2019 and 2018, total stock-based compensation expense from the options issued was $1,078,573 and $251,903, respectively, which were classified as research and development and general and administrative expense as presented in the table below. As of December 31, 2019, $2,544,283 in further compensation expense resulting from issued options remained to be recognized over a weighted average remaining service period of 1.64 years.

The components of stock-based compensation expense included in the Company's Statements of Operations for the years ended December 31, 2019 and 2018 are as follows:

	Year ended December 31
	2019	2018
Research and development options expense	355,229	52,452
Total research and development expenses	355,229	52,452
General and administrative options expense	723,344	199,451
Stock granted for Performance Bonus Plan Cancellation	–	1,461,545
Stock and warrants granted in IPO	–	3,436,406
Stock issued to consultants	523,745	218,500
Total general and administrative expenses	1,247,089	5,315,902
Total stock-based compensation expense	$1,602,318	$5,368,354

Stock Warrants

The following table provides the activity in warrants for the respective periods.

	Total Warrants	Weighted Average Remaining Term (Years)	Weighted Average Exercise Price	Average Intrinsic Value
Outstanding December 31, 2017	482,555	11.20	5.51	1.38
Issued	4,547,204	5.00	5.82	0.00
Exercised	(25,000)	4.59	6.25	0.06
Outstanding December 31, 2018	5,054,759	5.07	$5.72	$0.61
Issued	2,133,750	5.00	4.06	0.00
Exercised	(519,235)	4.17	4.07	1.32
Outstanding December 31, 2019	6,669,274	4.23	$5.38	0.03

During the year ended December 31, 2019, warrants to purchase 93,100 shares of common stock with an exercise price of $6.25 per share of common stock were exercised for $581,875, warrants to purchase 125,000 shares of common stock with an exercise price of $3.75 per share of common stock were exercised for $468,750, 61,005 warrants to purchase 61,005 shares of common stock with an exercise price of $0.005 per share of common stock were exercised for $325, and 240,130 warrants were exercised on a cashless basis for the issue of 147,311 shares of common stock. The total received in exercise fees for exercise of warrants was $1,050,950, resulting in the issue of a total of 426,416 shares of common stock, of which 405,830 shares of common stock were unregistered at the time of issuance.

2017 Equity Incentive Plan

On October 9, 2017, we adopted the Adial Pharmaceuticals, Inc. 2017 Equity Incentive Plan (the "2017 equity incentive plan"); which became effective on July 31, 2018. Initially, the aggregate number of shares of our common stock that may be issued pursuant to stock awards under the 2017 equity incentive plan is 1,750,000 shares. On August 16, by a vote of the shareholders, the number of shares issuable under the plan was increased to 3,500,000. At December 31, 2019, we had issued 353,187 shares and options to purchase an aggregate of 1,521,780 shares of our common stock under the 2017 equity incentive plan.